Financial Risks - Summary of Financial Liabilities Relating to Insurance and Investment Contracts (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	€ 115,294	€ 110,818
Income from contracts with reinsurers	3,740	4,288	€ 3,687
Liquidity risk [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	166,807	160,070
Insurance contracts for account of policyholders	210,550	201,339
Investment contracts	21,490	19,960
Investment contracts for account of policyholders	125,125	110,353
Income from contracts with reinsurers	523,972	491,723
Liquidity risk [member] | On demand [member]
Financial liabilities relating to insurance and investment contracts [line items]
Investment contracts for account of policyholders	169	234
Income from contracts with reinsurers	169	234
Liquidity risk [member] | Not later than 1 year [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	5,255	3,865
Insurance contracts for account of policyholders	8,382	8,122
Investment contracts	6,679	5,961
Investment contracts for account of policyholders	8,839	10,117
Income from contracts with reinsurers	29,155	28,064
Liquidity risk [member] | 1-5 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	17,147	16,348
Insurance contracts for account of policyholders	35,238	33,916
Investment contracts	6,985	6,870
Investment contracts for account of policyholders	23,185	23,871
Income from contracts with reinsurers	82,556	81,005
Liquidity risk [member] | Over 5 through 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	17,891	17,155
Insurance contracts for account of policyholders	36,455	35,391
Investment contracts	2,739	2,510
Investment contracts for account of policyholders	28,747	21,202
Income from contracts with reinsurers	85,831	76,258
Liquidity risk [member] | Over 10 years [member]
Financial liabilities relating to insurance and investment contracts [line items]
Insurance contracts	126,514	122,702
Insurance contracts for account of policyholders	130,475	123,911
Investment contracts	5,087	4,620
Investment contracts for account of policyholders	64,185	54,930
Income from contracts with reinsurers	€ 326,261	€ 306,162